Note 12 - Segmented Information (Tables)	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	December 31, 2023	March 31, 2023
Exploration and evaluation assets
Canada	$11,511,709	$10,713,334
United States	1,782,046	1,706,457
	$13,293,755	$12,477,791